SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY item	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Sep. 30, 2012 ChinaCache Beijing	Dec. 31, 2012 ChinaCache Beijing	Dec. 31, 2011 ChinaCache Beijing	Dec. 31, 2010 ChinaCache Beijing	Sep. 30, 2012 Beijing Blue IT	Dec. 31, 2012 Beijing Blue IT	Dec. 31, 2011 Beijing Blue IT	Dec. 31, 2010 Beijing Blue IT	Sep. 30, 2012 Beijing Jingtian	Dec. 31, 2012 Beijing Jingtian	Dec. 31, 2011 Beijing Jingtian	Dec. 31, 2010 Beijing Jingtian
Revenue recognition
Number of class of services		1	1
Term of master service agreement		1 year	1 year
Term of renewal option of master service agreement		1 year	1 year
Revenue recognition
Business taxes rate and related surcharges (as a percent)	5.00%						5.60%	5.50%	5.00%		3.36%	3.30%	3.30%		5.60%	5.50%	5.50%
Business tax expenses and related surcharges		$ 4,234,000	26,377,000	24,215,000	18,298,000
Value-added tax						6.00%				6.00%				6.00%
Advertising expenditures
Advertising expenditures, included in sales and marketing expenses		352,000	2,196,000	3,159,000	3,215,000
Government grants
Unrestricted grant received		202,565	1,262,000	0	0
Share-based compensation
Estimated forfeiture rate for management group and the non-management group		0.00%	0.00%
Segment reporting
Number of reportable segment		1	1
Number of geographical segments		0	0
Employee benefits
Employee benefits incurred under defined contribution plans		$ 3,542,000	22,064,000	12,939,000	8,295,000